Note 10 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets

Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets

	Goodwill	Trademark	Customer relationships	Technology	Other intangible assets (1)	Total
Net book value as of January 1, 2023	$429,445	$70,600	$22,790	$6,528	$66	$529,428
Additions, net of government grants	—	—	—	4,281	524	4,805
Transfers	—	—	—	—	1,488	1,488
Amortization	—	—	(2,580)	(3,908)	(17)	(6,505)
Impairment	—	—	—	(681)	—	(681)
Effect of movements in exchange rates	411	—	—	(18)	(2)	391
Net book value as of December 31, 2023	429,856	70,600	20,210	6,200	2,059	528,926
Additions, net of government grants	—	—	—	7,263	4,749	12,013
Reclassification	—	—	—	—	(801)	(801)
Amortization	—	—	(2,580)	(4,079)	(2)	(6,662)
Disposals	—	—	—	—	(2,888)	(2,888)
Impairment	—	—	—	(113)	—	(113)
Effect of movements in exchange rates	(114)	—	—	(22)	(14)	(151)
Net book value as of December 31, 2024	$429,742	$70,600	$17,630	$9,249	$3,103	$530,325

As of December 31, 2023:
Cost	$432,937	$70,600	$40,732	$40,852	$6,041	$591,162
Accumulated amortization and impairment	$(3,081)	$—	$(20,522)	$(34,652)	$(3,982)	$(62,237)
As of December 31, 2024:
Cost	$432,823	$70,600	$40,732	$48,104	$6,970	$599,231
Accumulated amortization and impairment	$(3,081)	$—	$(23,102)	$(38,854)	$(3,867)	$(68,905)

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Other intangible assets include holdings of Celo Dollar (“cUSD”), CELO (see below) and other crypto assets with a total carrying amount of $2.0 million and $3.1 million as of December 31, 2023 and 2024, respectively. These assets have indefinite useful lives and are included in “Other current assets” in the Statement of Financial Position as of December 31, 2024, as Opera expects to realize them within twelve months after the reporting period. See Note 15 for information on crypto assets accounted for as financial assets and presented as cash equivalents.
Summary of Estimated Useful Lives of Intangible Assets with Limited Useful Life

For intangible assets with finite useful lives, amortization is calculated on a straight-line basis over the following periods:

• Customer relationships: Up to 15 years.

• Technology: Up to 5 years.

• Other intangible assets: Up to 5 years.